Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payables and other current liabilities as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31,
Item	2021	2020
Trade accounts payables	79,052	51,421
Down payments from clients	542	416
Other accounts payables	34,313	40,720
Total	113,907	92,557